ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Movement in investment properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Income derived from rents (rents charged)	$ 263,394	$ 194,001
Direct operating expenses of properties that generated income derived from rents	(71,950)	(34,148)
Fair value remeasurement	(10,188,877)	(15,270,191)
Income or loss from investment property	$ (9,997,433)	$ (15,110,338)